Schedule of other long term liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2015	Dec. 31, 2014
Provision for retirement indemnities (Japan & France)	€ 1,596	€ 1,404
Provision for employee termination indemnities (Italy)	310	285
Provision for warranty costs, less current portion	141	162
Conditional government subsidies, less current portion	237	140
Total	€ 2,285	€ 1,991